As filed with the Securities and Exchange	Registration No. 333-28755
Commission on December 30, 2014	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 59	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]

(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

VOYA INSURANCE AND ANNUITY COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

J. Neil McMurdie, Esq.
Voya Insurance and Annuity Company
One Orange Way, C2N, Windsor, CT 06095
860-580-2824

(Name and Address of Agent for Service of Process)
___________________________________________________________________________________
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the
Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on December 30, 2014 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contract

PARTS A and B

EXPLANATORY NOTE:
The Prospectus and Statement of Additional Information, each dated May 1, 2014, are incorporated into
Parts A and B, respectively, of this Post-Effective Amendment No. 59 by reference to the Registrant’s filing under Rule 497(c), as filed on May 1, 2014 and by Registrant’s filings under Rule 497(e), Rule
485(a), and Rule 485(b), and Rule 497(c) as filed on May 1, 2014; May 2, 2014; July 21, 2014; August
27, 2014; September 2, 2014 and December 22, 2014 (File No. 333-28755).

A supplement dated December 30, 2014, to the Prospectus is included in Part A of this Post-Effective
Amendment No. 59. This amendment does not otherwise delete, amend, or supercede any other information in the registration statement, as previously amended, including exhibits and undertakings.

SUPPLEMENT Dated December 30, 2014
To the Current Prospectus For:

Voya Architect Variable Annuity	Voya GoldenSelect Landmark
Voya GoldenSelect Opportunities	Voya GoldenSelect Legends
Voya GoldenSelect ESII	Voya GoldenSelect Premium Plus
Voya GoldenSelect Generations

Issued by Voya Insurance and Annuity Company
Through Its Separate Account B

This supplement affects you only if you purchased the Minimum Guaranteed Income Benefit Rider with form number of IU-RA-1047(08/06) in a state that has approved the Enhancement Offer and Waiver described herein.
This supplement updates the prospectus for your variable annuity contract and describes a change to your living benefit rider and an offer we are making available for a limited time. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please contact your financial representative or contact us at 1-877-235-8564. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus.

ENHANCED ANNUITIZATION OFFER AND WAIVER OF WAITING PERIOD FOR ANNUITIZATION FOR
CONTRACTS WITH THE MINIMUM GUARANTEED INCOME BENEFIT RIDER

Overview. Voya Insurance and Annuity Company (the “Company”) is endorsing certain versions of the
Minimum Guaranteed Income Benefit Rider with form number of IU-RA-1047(08/06) (the “MGIB
Rider”) to (i) make an Enhanced Annuitization Offer (the “Enhancement Offer”) to eligible contract owners who purchased the MGIB Rider and who choose to annuitize under the MGIB Rider on May 15,
2015 (the “Special Exercise Date”) and (ii) waive the 10-year waiting period (the “Waiver”) for annuitization under the MGIB Rider for contract anniversaries occurring on or after July 15, 2015.

As part of the Enhancement Offer, if you choose to annuitize (i.e., begin receiving income phase payments) under the MGIB Rider on the Special Exercise Date, we will increase the MGIB Benefit Base, which is used to determine income phase payments under the MGIB Rider, by 5%. This increased amount is known as the Enhanced MGIB Benefit Base. You are not required to accept the
Enhancement Offer or annuitize under the Waiver, and you do not need to take any action if you do not want to accept the Enhancement Offer. The Enhancement Offer is an offer to enhance the benefit base used to determine annuity payments under the MGIB Rider. It is not an offer to enhance your Contract’s cash surrender value in exchange for surrendering your contract.

Additional details regarding the Enhancement Offer and the Waiver are provided below. At this time we are limiting the Waiver and Enhancement Offer to contract owners who have purchased certain versions of the MGIB Rider. To see if you are eligible to participate, please see “How do I know if I am eligible for the Waiver or to participate in the Enhancement Offer” on page 4 of this supplement. For more information about the MGIB Rider, please see your prospectus.

The Enhancement Offer and Waiver will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer or annuitize under the Waiver. By accepting the
Enhancement Offer or Waiver, you are giving up the potential for your contract value and the MGIB
Benefit Base to increase over time. You should carefully review this supplement and make sure you understand the terms of the Enhancement Offer and the Waiver prior to making a decision on whether or not to annuitize under the MGIB Rider. Your financial professional can help you understand whether the
Enhancement Offer or Waiver would be appropriate for you.

X.VIACMGIBC-14	Page 1 of 8	December 2014

How does the Enhancement Offer work? The Enhancement Offer is being made for a period no less than 30 days, which we call the Offer Window, during which you can choose to accept the Enhancement
Offer and begin income phase payments on the Special Exercise Date. There is no fee associated with accepting the Enhancement Offer. If you choose to accept the Enhancement Offer, the MGIB Benefit
Base will be increased by 5% to determine your Enhanced MGIB Benefit Base.

The 10-year waiting period under the MGIB Rider will be waived for those that accept the Enhancement
Offer. If you do not elect the Enhancement Offer, the waiting period will also be waived as of July 15,
2015 as further described below, however the Enhanced MGIB Benefit Base will no longer be available after the Offer Window.

Enhanced MGIB Benefit Base. If you choose to accept the Enhancement Offer, we will calculate the
MGIB Benefit Base on the Special Exercise Date in the same manner as described in your MGIB Rider and your prospectus (including applicable maximums on the MGIB Rollup Base). We will then multiply the MGIB Benefit Base by 105% to determine the Enhanced MGIB Benefit Base. We will then determine the MGIB annuity income by multiplying the Enhanced MGIB Benefit Base (adjusted for any
Market Value Adjustment and premium taxes) by the MGIB income factors specified in your rider for the
MGIB annuity option you selected, and then dividing by $1,000.

Please note that, like the MGIB Benefit Base, the Enhanced MGIB Benefit Base is only a calculation used to determine MGIB annuity income. The Enhanced MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of the Contract’s cash surrender value or death benefit. If you do not choose to annuitize the MGIB Rider on the Special Exercise Date, the normal MGIB Benefit Base will apply if you later annuitize under the MGIB Rider. Appendix A to this supplement provides hypothetical examples of how the Enhanced MGIB Benefit Base may impact MGIB annuity income. In certain situations, including for example if your contract value is greater than the Enhanced MGIB Benefit Base, the
Enhancement Offer will not provide a greater payment to you.

How will I be notified about the Offer Window? You will receive a letter prior to the beginning of the
Offer Window which specifies the Offer Window. The letter will also provide your current Accumulation
Value, your estimated MGIB Benefit Base and your estimated Enhanced MGIB Benefit Base that will be used to calculate your income phase payments should you choose to accept the Enhancement Offer.
Because your MGIB Benefit Base may fluctuate, we will not know the actual Enhanced MGIB Benefit
Base until we calculate it on the Special Exercise Date. However, the Enhanced MGIB Benefit Base on
the Special Election Date will be equal to or higher than the estimated Enhanced MGIB Benefit Base shown in the letter, although any withdrawals taken or reallocations to Special Funds prior to the start of the annuity payments may affect the payment amount. If you choose to accept the Enhancement Offer, you will receive an endorsement to your Contract which will provide for the Enhanced MGIB Benefit
Base.

How does the Waiver work? The MGIB Date is the date you begin receiving income phase payments under the MGIB Rider. If you purchased the MGIB Rider on the contract date or added the MGIB Rider within 30 days following the contract date, the earliest MGIB Date is the contract anniversary on or after the tenth contract anniversary. If you added the MGIB Rider at any other time, the earliest MGIB Date is the contract anniversary occurring at least 10 years after the date when you added the MGIB Rider. We will begin waiving these 10-year waiting periods beginning on July 15, 2015. You will be able to annuitize under the MGIB Rider during any upcoming contract anniversary on or after that date, however the enhanced value to the MGIB Benefit Base that is part of this Enhancement Offer will no longer be available. You will receive an endorsement to your Contract prior to July 15, 2015 providing for the
Waiver.

X.VIACMGIBC-14	Page 2 of 8	December 2014

Who should I contact if I wish to accept the Enhancement Offer or the Waiver? To accept the
Enhancement Offer, you may complete the form included with your offer letter or contact us at (877) 235-
8564 at any time during the Offer Window. You may annuitize pursuant to the Waiver by contacting us at (877) 235-8564 any time prior to the contract anniversary on which you wish to annuitize under the
MGIB Rider.

What MGIB annuity options are available if I accept the Enhancement Offer or annuitize pursuant to the Waiver? If you choose to accept the Enhancement Offer or choose to annuitize under the MGIB
Rider pursuant to the Waiver or at a later date, you may choose from any of the MGIB annuity options available under the MGIB Rider. You should consider all of your options prior to accepting the
Enhancement Offer and discuss your personal situation with your financial adviser.

Will I incur Surrender Charges or be subject to a Market Value Adjustment (MVA) if I accept the
Enhancement Offer or annuitize pursuant to the Waiver? We will waive surrender charges if you accept the Enhancement Offer and begin income phase payments on the Special Exercise Date. If the surrender charge period on your Contract has not expired, you will be subject to applicable surrender charges if you choose to annuitize under your Contract or under the MGIB Rider on a date other than the
Special Exercise Date, including if you annuitize pursuant to the Waiver. The surrender charge schedule is described in your prospectus and in your Contract.

If you are invested in a Fixed Interest Allocation, and the date you choose to begin income phase payments (including the Special Exercise Date) does not end on or within 30 days of the end of the guaranteed interest period, you will be subject to a positive or negative Market Value Adjustment.
A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your contract value. On the other hand, if interest rates have fallen, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the heading “Market Value Adjustment” in the Fixed Account II appendix of your prospectus.

We cannot provide advice on whether you should accept the Enhancement Offer or Waiver and incur such charges and adjustments. You should discuss with your financial adviser whether in your individual situation, the value of the Enhancement Offer or Waiver after incurring applicable MVA or surrender charges, if any, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply.

What does it mean to annuitize under the MGIB Rider, and what will happen to my Death Benefit?
If you fully annuitize under the MGIB Rider pursuant to the Enhancement Offer or the Waiver, your
MGIB Rider will terminate and you will enter the income phase of your Contract. This means you will no longer be able to contribute premium payments to the Contract or potentially grow your contract value or MGIB Benefit Base and you also will no longer be invested in any subaccounts. Once you have chosen to annuitize it cannot be undone.

Annuitizing pursuant to the Waiver and/or accepting the Enhancement Offer will have the same impact on any death benefits as annuitizing under the Contract or the MGIB Rider at any other time. Upon full annuitization, the death benefit under your Contract as well as any death benefit rider you purchased with your Contract will terminate. If any contract owner or the annuitant dies after the income phase begins, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time. For more information regarding your death benefit, please see the “Death Benefit Choices” section of your prospectus. You should consider whether annuitizing under the MGIB Rider is more important to you than retaining the Contract death benefit or any death benefit rider you purchased with your Contract.

X.VIACMGIBC-14	Page 3 of 8	December 2014

Do I need to annuitize the entire MGIB Benefit Base to participate in the Enhancement Offer or annuitize pursuant to the Waiver? No, the MGIB Rider allows you to apply up to 50% of the MGIB
Benefit Base to one of the MGIB annuity options available under the MGIB Rider one time during the life of your Contract. If you elect the Enhancement Offer, you may elect to do this on the Special
Exercise Date. Any portion of the MGIB Benefit Base annuitized on the Special Exercise Date will receive the 5% increase, however any portion of the MGIB Benefit Base not annuitized on the Special
Exercise Date will not receive this increase. Your contract value and death benefit will be reduced on a pro-rata basis based on the portion of the MGIB Benefit Base annuitized prior to adding the 5% increase.
As described above, surrender charges may apply if you annuitize a portion of the MGIB Benefit Base on a date other than the Special Election Date. Choosing to annuitize only a portion of the MGIB Benefit
Base will not impact your ability to make additional premium payments, see “Purchase and Availability of the Contract” in the “The Annuity Contract” section of your prospectus. For information about the taxation of annuity payments, including partial annuitizations, please see “Taxation of Annuity Payments”
in the “Federal Tax Considerations” section of your prospectus. Please consult your tax adviser before annuitizing only a portion of the MGIB Benefit Base, as the taxation of this election is uncertain.

Why is the Company providing the Waiver and making the Enhancement Offer? The Company believes that the Enhancement Offer may be beneficial to our contract owners who would like to take advantage of the opportunity to annuitize under the MGIB Rider prior to the end of the 10-year waiting period and receive a higher level of income phase payments due to the Enhanced MGIB Benefit Base.
We also believe that the Waiver may be beneficial to our contract owners who would like to annuitize under the MGIB Rider at some point prior to the expiration of the rider’s 10-year waiting period.

The Company is taking steps, such as providing the Waiver and making the Enhancement Offer, to reduce the Company’s risks associated with a block of variable annuity contracts that are no longer offered for sale. Providing guarantees under the MGIB Rider may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets as well as high volatility in either equity markets or interest rates. If you accept the Enhancement Offer or annuitize under the Waiver, the costs incurred by the Company to provide the MGIB Rider may be reduced.

How do I know if I am eligible for the Waiver or to participate in the Enhancement Offer? At this time we are making the Waiver and the Enhancement Offer available to contract owners who have purchased certain versions of the MGIB Rider with a form number of IU-RA-1047(08/06), except for
Contracts in states that have not approved the endorsement that provides the Enhanced MGIB Benefit
Base and Waiver. Please contact us at 1-877-235-8564 to see if the endorsement is approved in your state.

We may make the Waiver and/or the Enhancement Offer available for MGIB Riders with different form numbers and/or different states in the future. Eligible contract owners will receive a prospectus supplement, as well as the letter and endorsements described above.

What happens if I don’t take any action? If you take no action, the Enhancement Offer will expire at the end of the Offer Window. The Waiver will remain available to you.

What are some factors I should consider in deciding whether to annuitize pursuant to the Waiver or accept the Enhancement Offer? We urge you to carefully review this prospectus supplement and discuss the Waiver and the Enhancement Offer with your financial professional and tax adviser prior to making a decision to annuitize under the MGIB Rider. Once you have chosen to annuitize it cannot be undone. In deciding whether to annuitize pursuant to our Enhancement Offer or Waiver, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:

X.VIACMGIBC-14	Page 4 of 8	December 2014

·		We determine the highest amount of income that will be available to you after taking into account your contract value applied to current income factors, your contract value applied to the
Contract’s guaranteed income factors, and the MGIB Benefit Base applied to the MGIB rider income factors. Because the MGIB Rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the Contract’s applicable annuity factors. If your contract value exceeds the MGIB Benefit Base or Enhanced MGIB
Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider.
·		The current value of your contract value, your MGIB Benefit Base, and the value of the
Contract’s death benefit, as well as the extent to which you believe these values may continue to grow if you defer annuitization until a later date (in particular, you should take into account the roll-up and ratchet features of your MGIB Rider, which may operate to increase your MGIB
Benefit Base).
·		Your desired level of income payments and the period you will receive such income payments should be considered when choosing an income option. Period certain options may result in a higher dollar amount per payment, but it is important to note that payments will stop at the end of the period certain. For example, under a “20 Years Period Certain” annuity option, all payments will stop after 20 years. If you desire income for your lifetime, you should consider the life contingent payout options. Appendix B to this supplement provides hypothetical examples of the potential differences in annual payments and total benefits that may be paid under different
MGIB annuity options.
·		Whether it is important for you to leave a death benefit to your beneficiaries.
·		The fact that the longer you wait to annuitize, the greater the potential for higher income phase payments if your contract value and/or MGIB Benefit Base increases. Additionally, for life contingent annuitization options, the longer you wait to annuitize the larger the income factor used to determine your annuity income will be (which means higher income phase payments)
regardless of whether you annuitize under your MGIB Rider or under the Contract.
·		Whether your need for MGIB income is more important to you than the ability to make withdrawals of contract value from your Contract or to surrender or exchange your Contract at a later date (and the tax consequences of annuitization, withdrawal, and surrender).
·		Whether your need for MGIB income is more important to you than the tax deferral provided during the accumulation phase of the Contract.
·		Whether the value of the Enhancement Offer or Waiver after incurring applicable MVA or surrender charges, if any, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply.
·		The tax impact of accepting the Enhancement Offer or annuitizing under the Waiver, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.
·		With respect specifically to the Enhancement Offer:
	o	If your contract value is greater than your Enhanced MGIB, accepting the Enhancement
Offer would not provide any additional benefit to you.
	o	If the increased MGIB annuity income that you will receive due to the Enhanced MGIB
Benefit Base and the ability to begin receiving annuity income now is more valuable to you than continuing your Contract’s accumulation phase and the potential for growth of your contract value, MGIB Benefit Base, and death benefit.
	o	How the MGIB annuity options compare to the annuity options of the Contract’s cash surrender value otherwise available under the Contract as described in your prospectus under the heading “The Annuity Options”.

X.VIACMGIBC-14	Page 5 of 8	December 2014

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increases or decreases of either your contract value or the value of any living benefit or death benefit. Please discuss with your financial professional whether the Enhancement Offer or Waiver is suitable for you based on your particular circumstances.

What else do I need to know?
We reserve the right to terminate or modify the Enhancement Offer at any time prior to our receipt of your acceptance, and to reject any request to accept the Enhancement Offer. In addition, we reserve the right to offer different and more or less favorable terms to you or other contract owners in the future if we choose to make new or different offers available. By accepting the Enhancement Offer or annuitizing pursuant to the Waiver you may not be able to participate in such future offers.

You should discuss these offers with your financial representative to determine whether accepting the
Enhancement Offer or annuitizing pursuant to the Waiver is suitable for you given your unique financial position and future financial, retirement, and insurance needs. You should not annuitize under the MGIB
Rider unless you determine, after consulting with your financial representative, that doing so is more beneficial to your needs than continuing to maintain your Contract and/or annuitizing under the Contract or under the
MGIB Rider at a later date. You should discuss the tax impact of accepting the Enhancement Offer or annuitizing under the Waiver with your tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

You may want to discuss these offers with the beneficiaries named in your Contract to determine whether you need the death benefit protection provided under the Contract.

We will not compensate your financial professional based on whether or not you annuitize under the
MGIB Rider pursuant to the Waiver or our Enhancement Offer, however if your financial professional is currently receiving ongoing selling compensation, they will no longer receive such compensation if you annuitize your contract. Accordingly, your financial professional may have an incentive to recommend whether or not you should annuitize under the Waiver or accept the Enhancement Offer. For example, by not annuitizing at this time, your contract value may continue to grow and the commissions paid to your financial professional or firm may continue and/or increase. In addition, if you do not annuitize and later choose to exchange your Contract for another product, your financial professional may receive compensation in connection with such exchange. For more information regarding the compensation we may pay to your financial professional, please see your prospectus under the heading “Selling the
Contract”.

X.VIACMGIBC-14	Page 6 of 8	December 2014

APPENDIX A
Hypothetical Examples of How the Enhanced MGIB Benefit Base may Impact MGIB Annuity Income

Example 1: Enhanced MGIB Benefit Base is significantly larger than Contract Value. Enhanced MGIB
Benefit Base produces a larger income payment than Contract Value
		Contract with MGIB	Contract with MGIB Rider and
Age		Rider	Enhanced MGIB Benefit Base
65	Contract Value	$170,000	$170,000
	MGIB Benefit Base	$200,000
	Enhanced MGIB Benefit Base		$210,000
	Contract Annuity Factor	4.69	4.69

	MGIB Annuity Factor	4.43	4.43
	Contractual Monthly Income	$797	$797
	MGIB Monthly Income	$886	$931
	Actual Monthly Income	$886	$931
Example 2: Enhanced MGIB Benefit Base is larger than the Contract Value. Enhanced MGIB Benefit
Base produces a larger income payment than Contract Value even though the MGIB Benefit Base produced a smaller income payment than the Contract Value
		Contract with MGIB	Contract with MGIB Rider and
Age		Rider	Enhanced MGIB Benefit Base
65	Contract Value	$195,000	$195,000
	MGIB Benefit Base	$200,000
	Enhanced MGIB Benefit Base		$210,000
	Contract Annuity Factor	4.69	4.69
	MGIB Annuity Factor	4.43	4.43
	Contractual Monthly Income	$914	$914
	MGIB Monthly Income	$886	$931
	Actual Monthly Income	$914	$931
Example 3: Enhanced MGIB Benefit Base is slightly larger than Contract Value. However, the Contract
Value produces a larger income payment than the Enhanced MGIB Benefit Base
		Contract with MGIB	Contract with MGIB Rider and
Age		Rider	Enhanced MGIB Benefit Base
65	Contract Value	$200,000	$200,000
	MGIB Benefit Base	$200,000
	Enhanced MGIB Benefit Base		$210,000
	Contract Annuity Factor	4.69	4.69
	MGIB Annuity Factor	4.43	4.43
	Monthly Income	$938	$938
	MGIB Monthly Income	$886	$931
	Actual Monthly Income	$938	$938

All Values are hypothetical and reflect a Life with 10 Year Period Certain annuitization option.

X.VIACMGIBC-14	Page 7 of 8	December 2014

APPENDIX B

Hypothetical Examples of Annuitization Payments for Different MGIB Annuitization Options

The examples below demonstrate the potential differences in annual benefit payments based on a hypothetical annuitization of a $100,000 Enhanced MGIB Benefit Base.

Example 1: Annual benefit payments are shown below based upon annuitization at 65. If the 20-years
Period Certain only option is elected, after 20 years, no additional payments will be made.
	Life with 20 Years	Life with 10	20 Years Certain
	Certain	Years Certain
Annual Enhanced Benefit Payment	$4,512	$4,824	$5,772
Payments in year 11	$4,512	$4,824[1]	$5,772
Payments in year 21	$4,512[1]	$4,824[1]	$0

Example 2: Annual benefit payments are shown below based upon annuitization at 70. If the 20-years
Period Certain only option is elected, after 20 years, no additional payments will be made.
	Life with 20 Years	Life with 10	20 Years Certain
	Certain	Years Certain
Annual Enhanced Benefit Payment	$5,196	$6,228	$5,772
Payments in year 11	$5,196	$6,228[1]	$5,772
Payments in year 21	$5,196[1]	$6,228 [1]	$0

Example 3: Annual benefit payments are shown below based upon annuitization at 75. If the 20-years
Period Certain only option is elected, after 20 years, no additional payments will be made.
	Life with 20 Years	Life with 10	20 Years Certain
	Certain	Years Certain
Annual Enhanced Benefit Payment	$5,412	$6,756	$5,772
Payments in year 11	$5,412	$6,756[1]	$5,772
Payments in year 21	$5,412[1]	$6,756[1]	$0

1 If annuitant is alive.

X.VIACMGIBC-14	Page 8 of 8	December 2014

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2013
	-	Statements of Operations for the year ended December 31, 2013
	-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company, name changed to Voya Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Balance Sheets as of December 31, 2013 and 2012
	-	Statements of Operations for the years ended December 31, 2013, 2012 and 2011
	-	Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2013, 2012 and 2011
	-	Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011
	-	Notes to Financial Statements

(b) Exhibits:

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-
23351, 811-05626).

g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

h.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post-Effective Amendment No. 55 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

i.	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010
(effective January 1, 2010) between Directed Services LLC (DSL) and ING USA
Annuity and Life Insurance Company, incorporated herein by reference to Post-
Effective Amendment No. 44 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 10, 2014 (File Nos. 333-30180, 811-05626).

j.	Amendment No. 2 to the Intercompany Agreement dated December 22, 2010
(effective September 30, 2014) between Directed Services LLC (DSL) and ING USA
Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity
Company”, or “VIAC”), incorporated herein by reference to Post-Effective
Amendment No. 23 to a Registration Statement on Form N-4 for Voya Insurance and
Annuity Company Separate Account B filed with the Securities and Exchange
Commission on December 30, 2014 (File Nos. 333-133944, 811-05626).

k.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING USA Annuity and Life
Insurance Company, incorporated herein by reference to Post-Effective Amendment
No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

	l.	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010
(effective January 1, 2010) between ING Investment Management LLC (IIM) and
ING USA Annuity and Life Insurance Company, incorporated herein by reference to
Post-Effective Amendment No. 44 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 10, 2014 (File Nos. 333-30180, 811-
05626).

	m.	Amendment No. 2 to the Intercompany Agreement dated December 22, 2010
(effective September 30, 2014) between ING Investment Management LLC (IIM)
(now known as “Voya Investment Management LLC”, or “VIM”) and ING USA
Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity
Company”, or “VIAC”), incorporated herein by reference to Post-Effective
Amendment No. 23 to a Registration Statement on Form N-4 for Voya Insurance and
Annuity Company Separate Account B filed with the Securities and Exchange
Commission on December 30, 2014 (File Nos. 333-133944, 811-05626).

(4)	a.	Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-
1036) (02/97), incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 23, 1999 (File Nos. 333-28755, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Contract (GA-CA-1036)
(02/97), incorporated herein by reference to Post-Effective Amendment No. 5 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 23,
1999 (File Nos. 333-28755, 811-05626).

	c.	Individual Deferred Variable Annuity Contract (GA-IA-1037) (02/97), incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-
28755, 811-05626).

	d.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	e.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-
23351, 811-05626).

	f.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on or about April 20, 2005
(File Nos. 333-28755, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02),
incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on or about February 13, 2004 (File Nos. 333-28755, 811-
05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay)
(IU-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
August 5, 2005 (File Nos. 333-28755, 811-05626).

k.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint
LifePay) (IU-RA-3029), incorporated herein by reference to an Initial Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on May 9, 2006 (File
Nos. 333-133944, 811-05626).

l.	Excluded Funds Endorsement. (Inforce Riders), incorporated herein by reference to
Post-Effective Amendment No.12 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-
05626).

m.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment
No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

q.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit),
incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

r.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

s.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-
28755, 811-05626).

t.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

u.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

v.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to an
Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

w.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to an
Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

x.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	y.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to an Initial Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

	z.	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

	aa.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment
No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

	bb.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

	cc.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(ING LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

	dd.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(ING Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-
Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(5)	a.	Deferred Variable Annuity Application, incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 26, 2005 (File Nos. 333-28755, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form,
incorporated herein by reference to Post-Effective Amendment No. 7 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
December 2, 1999 (File Nos. 333-28755, 811-05626).

	c.	Deferred Variable Annuity Application (137098) (08-07-2006), incorporated by reference to Post-Effective Amendment No. 39 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 2, 2006 (File Nos. 333-28755, 811-
05626).

	d.	Deferred Variable Annuity Application (137098) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-
28755, 811-05626).

	e.	Deferred Variable Annuity Application (137098) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 41 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 10, 2008 (File Nos. 333-
28769, 811-05626).

	f.	Deferred Variable Annuity Application (137098) (1/12/2009), incorporated herein by reference to Post-Effective Amendment No. 42 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-
28769, 811-05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-
1 for ING USA Annuity and Life Insurance Company filed with the Securities and
Exchange Commission on April 9, 2007 (File No. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
No. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No.
1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
No. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Post-Effective Amendment No. 12 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 23,
1999 (File Nos. 033-59261, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
06/25/03, incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-
23351, 811-05626).

	d.	Amendment to Participation Agreement by and between AIM Variable Insurance
Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

	e.	Participation Agreement between Golden American Life Insurance Company,
American Funds Insurance Series and Capital Research and Management Company,
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-6 for ReliaStar Life Insurance Company Select * Life Variable
Account filed with the Securities and Exchange Commission on July 17, 2003 (File
Number 333-105319).

	f.	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, ING Life Insurance and Annuity
Company, ING America Equities, Inc., ING Financial Advisers, LLC, Directed
Services LLC, American Funds Distributors and Capital Research and Management
Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the
Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, File No. 333-153337, as filed on November
14, 2008.

	g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the
28th day of April, 2008, as amended among ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, ING Investors Trust,
ING Investments, LLC, ING Funds Distributor, LLC, American Funds Insurance
Series and Capital Research and Management Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on December 29, 2008 (File Nos.
333-115515, 811-07935).

h	Amendment No. 1 to the Fourth Amended and Restated Fund Participation
Agreement entered into as of the 28th day of April, 2008, as amended among ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of
New York, ING Investors Trust, ING Investments, LLC, ING Investments
Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company (effective December 14, 2010), incorporated herein by reference to Post-Effective Amendment No. 55 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 6, 2011 (File Nos. 333-
28679, 811-05626).

i.	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company of New York, ING Investors Trust, Directed Services, LLC, ING
Funds Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-
07935).

j.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-
05626).

k.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

l.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC
and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

m.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

n.	Amendment to Participation Agreement by and between ING Variable Products
Trust, Golden American Life Insurance Company, ING Investments, LLC and ING
Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

o.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

p.	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

q.	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

r.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to
Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

s.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

t.	Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ING Insurance Company
of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Security Life of Denver Insurance Company dated November 11,
2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

u.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

v.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File
No. 333-117260), as filed on October 23, 2007.

w.	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 17 of a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the
Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618,
811-07935).

x.	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

y.	Participation Agreement by and between Liberty Variable Investment Trust,
Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance
Company, incorporated herein by reference to Post-Effective amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

z.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 23, 2000 (File
Nos. 333-33914, 811-05626).

aa.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

bb.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

cc.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

dd.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-
33914, 811-05626).

ee.	Participation Agreement by and between Prudential Series Fund, Inc., Golden
American Life Insurance Company Prudential Insurance Company of America and
Prudential Investment Management Services LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

ff.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of
America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

gg.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, and Directed Services, LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-
07935).

hh.	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 (File No. 333-28755), filed on April 7,
2008, 811-05626).

ii.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on April 7, 2009; file No. 33-57244.

jj.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

kk.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York, incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

ll.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

mm.	Participation Agreement among ING Investors Trust, Directed Services LLC, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of
New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors
LP dated April 29, 2010, incorporated herein by reference to Post-Effective
Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

	nn.	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, DFA
Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 15, 2010 (File Nos. 333-28679, 811-05626).

	oo.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc., incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

	pp.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, incorporated herein by reference by Registrant’s filings under
Rule 497(c) to a Registration Statement on Form N-4 for Voya Insurance and Annuity
Company Separate Account B filed with the Securities and Exchange Commission on
December 22, 2014 (File Nos. 333-28755, 811-05626).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Ewout L. Steenbergen*	230 Park Avenue	Director and Executive Vice
	New York, NY 10169	President, Finance
Chetlur S. Ragavan*	230 Park Avenue	Director, Executive Vice President
	New York, NY 10169	and Chief Risk Officer
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.*	230 Park Avenue	Director and Chairman
New York, NY 10169

Name	Principal Business Address	Position(s) with Depositor
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
David P. Wiland*	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer
Bridget M. Healy	230 Park Avenue	Executive Vice President and Chief
	New York, NY 10169	Legal Counsel
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Megan A. Huddleston	One Orange Way	Senior Vice President and Assistant
	Windsor, CT 06095	Secretary
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and
	West Chester, PA 19380	Appointed Actuary
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Justin Smith	230 Park Avenue	Senior Vice President and Deputy
	New York, NY 10169	General Counsel
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Christine L. Hurtsellers	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Carolyn Johnson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Dave P. Wilken	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Kristi L. Cooper	909 Locust Street	Vice President and Chief
	Des Moines, IA 50309	Compliance Officer
Chad M. Eslinger	20 Washington Avenue South	Vice President, Compliance
Minneapolis, MN 55401
Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774
Anne M. Iezzi	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774
Jennifer M. Ogren	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration Statement
on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as
filed with the Securities and Exchange Commission on November 21, 2014.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of November 28, 2014 there were 70,383 qualified contract owners and 39,068 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses)
any person who is or was a director, officer or employee, or who is or was serving at the request of Voya
Insurance and Annuity Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of
Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains
Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a)In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ; Alger
Separate Account A; certain contracts issued by Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and
Voya Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad J. Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Name	Principal Business Address	Positions and Offices with Underwriter

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478
James L. Nichols, IV	One Orange Way	Director
Windsor, CT 06095
Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169
Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095
Julius A. Drelick, III	7337 E Doubletree Ranch Road	Senior Vice President and Investment
	Scottsdale, AZ 85258	Adviser Chief Compliance Officer
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Holly B. Flynn	909 Locust Street	Vice President
Des Moines, IA 50309
Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Jody I. Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Stephen Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
May F. Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Huey P. Falgout	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258
C. Nikol Gianopoulous	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

(c)
	2013 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$218,438,941.02	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the
Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Voya Insurance and Annuity Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Windsor, State of Connecticut, on the 30th day
of December 2014.

SEPARATE ACCOUNT B
(Registrant)
By:	VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith
President and Director (principal executive officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed by the following persons in the capacities indicated on December 30, 2014.

Signatures		Titles

Michael S. Smith*		President and Director
Michael S. Smith		(principal executive officer)

Steven T. Pierson*		Senior Vice President and Chief Accounting Officer
Steven T. Pierson

David P. Wiland*		Senior Vice President and Chief Financial Officer
David P. Wiland

Ewout L. Steenbergen*		Director
Ewout L. Steenbergen

Chetlur S. Ragavan*		Director
Chetlur S. Ragavan

Alain M. Karaoglan*		Director
Alain M. Karaoglan

Rodney O. Martin*		Director
Rodney O. Martin

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as Attorney-in-Fact

*Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	TYPE
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10